Trade receivables (Tables)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Non-Interest Bearing Trade Receivables
Trade receivables and contract assets are non-interest bearing. Trade receivables generally have 30-90 day payment terms.

	At December 31,
	2023	2024	2025
	(in thousands)
Trade receivables	$10,803	$7,211	$3,662
Contract assets	497	122	98
Provision for credit notes to be issued	(164)	(101)	(334)
Provisions on trade receivables	(2,524)	(2,301)	(50)
Net trade receivables	$8,612	$4,931	$3,376

Schedule of Movements in the Provision for Impairment of Receivables

	Post- employment benefits	Other provisions	Total	Current	Non current
	(in thousands)
At January 1, 2023	$705	$1,568	$2,273	$77	$2,196
Arising (released) during the year	107	257	364	—	—
Released (used) during the year	(48)	(76)	(124)	—	—
Released (unused) during the year	—	(291)	(291)	—	—
At December 31, 2023	764	1,458	2,222	—	2,222
Arising (released) during the year	132	927	1,059	—	—
Released (used) during the year	—	—	—	—	—
Released (unused) during the year	(268)	(850)	(1,118)	—	—
At December 31, 2024	628	1,535	2,163	763	1,400
Arising (released) during the year	477	1,434	1,911	—	—
ACP retirement provision at acquisition date	593	—	593	—	—
Released (used) during the year	—	(333)	(333)	—	—
Released (unused) during the year	(417)	(351)	(768)	—	—
At December 31, 2025	$1,281	$2,285	$3,566	$1,454	$2,112

The movements in the provision for impairment of receivables were as follows:

	December 31,
	2023	2024	2025
	(in thousands)
At January 1,	$2,524	$2,524	$2,301
Charge for the year	—	—	—
Utilized amounts	—	(223)	(2,251)
Unutilized amounts	—	—	—
At year end	$2,524	$2,301	$50

Disclosure of Financial Assets That Are Either Past Due Or Impaired Explanatory
As at year end, the aging analysis of trade receivables and contract assets that were not impaired is as follows:

	Total	Neither past due nor Impaired	Past due but not impaired
			<30 days	30-60 days	60-120 days	>120 days
	(in thousands)
At December 31, 2023	$8,612	$6,532	$1,919	$101	$4	$56
At December 31, 2024	$4,931	$4,392	$501	$—	$—	$38
At December 31, 2025	$3,376	$2,715	$634	$—	$—	$27